Document and Entity Information	0 Months Ended
Jul. 15, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 15, 2014
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Jul. 15, 2014
Document Effective Date	Jul. 15, 2014
Prospectus Date	Mar. 31, 2014
A, C, Y Prospectus | PACE® Alternative Strategies Investments | Class A
Risk/Return:
Trading Symbol	PASIX
A, C, Y Prospectus | PACE® Alternative Strategies Investments | Class C
Risk/Return:
Trading Symbol	PASOX
A, C, Y Prospectus | PACE® Alternative Strategies Investments | Class Y
Risk/Return:
Trading Symbol	PASYX
Class P Prospectus | PACE® Alternative Strategies Investments | Class P
Risk/Return:
Trading Symbol	PASPX